Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related Party Transaction [Line Items]
Annual motor car rental expenses	$ 57,245	$ 57,068	$ 57,129
Annual real estate rental expenses	346,662	451,507	713,103
Directors [Member]
Related Party Transaction [Line Items]
Annual real estate rental expenses related to housing allowances	$ 239,811	$ 318,743	$ 478,635
Number of directors as related party	1	2	2